Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Trade Receivables, Contract Assets and Other Investments (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade Receivables, Contract Assets and Other Investments [Line Items]
Expected loss rate
Gross carrying amount - trade receivables	€ 10,096	€ 15,504
Gross carrying amount - other investments	5	5
Gross carrying amount - contract assets	41
Loss allowance	(197)	(134)	€ (393)
Total	€ 9,945	€ 15,375
Current (not past due) [Member]
Schedule of Trade Receivables, Contract Assets and Other Investments [Line Items]
Expected loss rate	1.41%	0.43%
Gross carrying amount - trade receivables	€ 5,590	€ 9,338
Gross carrying amount - other investments	5	5
Gross carrying amount - contract assets	41
Loss allowance	(80)	(40)
Total	€ 5,556	€ 9,302
1-30 days past due [Member]
Schedule of Trade Receivables, Contract Assets and Other Investments [Line Items]
Expected loss rate	1.19%	0.99%
Gross carrying amount - trade receivables	€ 3,716	€ 3,024
Gross carrying amount - other investments
Gross carrying amount - contract assets
Loss allowance	(44)	(30)
Total	€ 3,672	€ 2,995
31-60 days past due [Member]
Schedule of Trade Receivables, Contract Assets and Other Investments [Line Items]
Expected loss rate	0.00%	0.77%
Gross carrying amount - trade receivables	€ 53	€ 913
Gross carrying amount - other investments
Gross carrying amount - contract assets
Loss allowance	0	(7)
Total	€ 53	€ 906
61-90 days past due [Member]
Schedule of Trade Receivables, Contract Assets and Other Investments [Line Items]
Expected loss rate	0.28%	0.12%
Gross carrying amount - trade receivables	€ 142	€ 435
Gross carrying amount - other investments
Gross carrying amount - contract assets
Loss allowance	0	(1)
Total	€ 141	€ 435
>90 days past due [Member]
Schedule of Trade Receivables, Contract Assets and Other Investments [Line Items]
Expected loss rate	12.14%	3.15%
Gross carrying amount - trade receivables	€ 595	€ 1,793
Gross carrying amount - other investments
Gross carrying amount - contract assets
Loss allowance	(72)	(56)
Total	€ 523	€ 1,737